GEOGRAPHIC INFORMATION	6 Months Ended
Jun. 30, 2022
Segment Reporting [Abstract]
GEOGRAPHIC INFORMATION

NOTE 12:GEOGRAPHIC INFORMATION

The following table presents the total revenues for six months ended June 30, 2022 and 2021, allocated to the geographic areas in which they were generated:

	Six months ended June 30,
	2022	2021

North America (mainly U.S.)	$234,918	$167,552
Europe	30,767	28,525
Other	6,286	3,417

	$271,971	$199,494

The following table presents the locations of the Company’s long-lived assets as of June 30, 2022 and December 31, 2021:

	June 30,	December 31,
	2022	2021

Israel	$7,231	$8,049
U.S.	6,489	7,524
Europe	176	216

	$13,896	$15,789